Loss Per Share - Schedule of Basic and Diluted Net Loss Per Share (Details) - USD ($)		6 Months Ended
		Mar. 31, 2026	Mar. 31, 2025
Numerator:
Net loss attributable to ordinary shareholders—basic		$ (2,830,131)	$ (231,942)
Net loss attributable to ordinary shareholders— diluted		$ (2,830,131)	$ (231,942)
Denominator:
Weighted average number of ordinary shares outstanding—basic	[1]	1,470,812	827,060
Weighted average number of ordinary shares outstanding—Diluted	[1]	1,470,812	827,060
Loss per share attributable to ordinary shareholders —basic	[1]	$ (1.92)	$ (0.28)
Loss per share attributable to ordinary shareholders —Diluted	[1]	$ (1.92)	$ (0.28)

[1]	All share and per share information presented herein has been retroactively adjusted to give effect to the reverse stock split effected on February 17, 2026.